9. Borrowed Funds	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Note 9. Borrowed Funds

Outstanding borrowings for the Company as of December 31, 2015 amounted to $10,000,000, consisting of short-term borrowings from the FHLBB at a fixed rate of 0.48%, due on February 26, 2016, compared to no outstanding borrowings as of December 31, 2014.

Borrowings from the FHLBB are secured by a blanket lien on qualified collateral consisting primarily of loans with first mortgages secured by 1-4 family residential properties.  Qualified collateral for these borrowings totaled $100,361,793 and $105,276,788 as of December 31, 2015 and 2014, respectively.  As of December 31, 2015 and 2014, the Company's gross potential borrowing capacity under this arrangement was $72,091,633 and $67,136,178, respectively, before reduction for outstanding advances and collateral pledges.

Under a separate agreement with the FHLBB, the Company has the authority to collateralize public unit deposits, up to its available borrowing capacity, with letters of credit issued by the FHLBB.  At December 31, 2015, $14,900,000 in FHLBB letters of credit was utilized as collateral for these deposits compared to $34,500,000 at December 31, 2014.  Total fees paid by the Company in connection with issuance of these letters of credit were $29,535 for 2015 and $35,863 for 2014. The Company also maintained a $500,000 IDEAL Way Line of Credit with the FHLBB at December 31, 2015 and 2014, with no outstanding advances under this line at either year-end date.  Interest on these borrowings is at a rate determined daily by the FHLBB and payable monthly.

The Company also has a line of credit with the FRBB, which is intended to be used as a contingency funding source.  For this Borrower-in-Custody arrangement, the Company pledged eligible commercial and industrial loans, commercial real estate loans and home equity loans, resulting in an available line of $72,345,479 and $78,580,859 as of December 31, 2015 and 2014, respectively.  Credit advances in the FRBB lending program are overnight advances with interest chargeable at the primary credit rate (generally referred to as the discount rate), which was 100 basis points as of December 31, 2015.  As of December 31, 2015 and 2014, the Company had no outstanding advances against this line.

The Company has an unsecured line with two correspondent banks with available lines totaling $7,500,000 at December 31, 2015 and 2014.